Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,198,213	¥ 1,364,609
Accumulated amortization	(762,093)	(872,587)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	175,980	317,337
Accumulated amortization	(142,724)	(251,401)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	18,881	37,289
Accumulated amortization	(7,615)	(15,585)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,310	31,630
Accumulated amortization	(8,451)	(15,554)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	123,269	117,897
Accumulated amortization	(92,457)	(86,661)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	494,649	473,750
Accumulated amortization	(315,516)	(310,408)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	207,789	218,321
Accumulated amortization	(94,210)	(95,367)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	28,534	31,393
Accumulated amortization	(27,650)	(29,001)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	74,258	74,780
Accumulated amortization	(25,884)	(21,986)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	58,543	62,212
Accumulated amortization	¥ (47,586)	¥ (46,624)